Initial Public Offering - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		9 Months Ended
	Apr. 02, 2014	Jan. 15, 2014	Sep. 30, 2014	Sep. 30, 2013
Capital Unit [Line Items]
Proceeds from IPO	$ 615.0		$ 615.0	$ 0
Stock Issued During Period, Shares, New Issues		100
Distribution of IPO proceeds to CBS			2,038.8	0
Proceeds from Initial Public Offering Held for Payment Upon Election of REIT Status	100.0
Common Stock
Capital Unit [Line Items]
Stock Issued During Period, Shares, New Issues	23,000,000
Shares Issued, Price Per Share	$ 28
Shares Sold to Underwriter as Part of Total IPO | Common Stock
Capital Unit [Line Items]
Stock Issued During Period, Shares, New Issues	3,000,000
IPO Proceeds
Capital Unit [Line Items]
Distribution of IPO proceeds to CBS	$ 515.0